UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:   811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414    Chicago, IL    60606

(Address of principal executive offices)    (Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1. Reports to Stockholders.

BRUCE FUND, INC.

REPORT TO SHAREHOLDERS

_______________________

Semi - Annual Report

(Unaudited)

December 31, 2005

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

December 31, 2005

Management Discussion and Analysis

The Bruce Fund shares produced a total return of 6.62% for the six months ended December 31, 2005, compared to a total return of 5.80% for the S&P 500 Index and 5.90% for the Russell 2,000 Index for the same period. The equities in the Fund produced the majority of the gain. The Fund holdings saw exceptional volatility in the period, with numerous issues down 50% or more as well as multiple positions up 50% or more. This kind of performance and volatility reemphasizes the fact that, "The Fund is intended for those investors who have a high tolerance for risk and a long-term time horizon" as stated in the Fund's prospectus. The Fund managers attempt to invest for significant capital appreciation and again as stated in the prospectus the risks of this strategy are also significant.

Fund management makes no attempt to strategically allocate investments between asset classes, but seeks to identify capital appreciation opportunities whether they are stocks and or bonds. Recent areas of investment have continued to be short to intermediate bonds selling at substantial discounts to par value as well as small and micro-cap equities divided between value, emerging growth and turnaround plays. This strategy encompasses significant investment risks, which are again outlined in the prospectus.

The cash position of the Fund remains relatively high as the Fund manager searches for reasonable long-term capital appreciation opportunities. There are no plans to close the Fund at the present time or at a predetermined asset level, although the discussion has arisen at recent Board of Director's meetings. Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information, or can visit www.thebrucefund.com, to obtain the same.

	Bruce Fund Average Annual Total Return
	One Year	Five Years	Ten Years
Untaxed	7.69%	30.47%	17.52%
Maximum Tax Rate	6.83%	27.98%	15.40%
MTR & Liquidated	5.17%	25.71%	14.38%
S&P 500 Index*	4.91%	0.54%	9.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; and actual after-tax returns depend on the investor's tax situation and are not relevant in tax deferred accounts. Past performance is not predictive of future results.

* The S&P Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the S&P 500 Index; however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index.

FUND HOLDINGS - (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2005) and held for the entire period (through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 - December 31, 2005
Actual	$1,000.00	$1,066.19	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.74

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

BRUCE FUND, INC.
Statements of Assets and Liabilities
December 31, 2005
(Unaudited)

Assets	
Investments in securities, at value (cost $123,803,558)	$ 134,971,502
Receivable for investments sold	188,520
Receivable for fund shares sold	466,898
Dividends receivable	12,650
Prepaid expenses	10,055
Interest receivable	728,808
Total assets	136,378,433
Liabilities	
Accrued Advisory fees	72,404
Payable fund shares redeemed	227,264
Accrued expenses	59,016
Payable investments purchased	31,228
Payable to custodian	14,639
Accrued trustee expenses	1,964
Total liabilities	406,515
Net Assets	$ 135,971,918
Net Assets consist of:	
Capital Stock (374,243 Shares of $1 Par Value Capital Stock Issued and Outstanding: 1,000,000 Shares Authorized)	$ 374,243
Paid in capital	122,357,079
Accumulated undistributed net investment (loss)	(56,534)
Accumulated undistributed net realized gain on investments	2,129,186
Net unrealized appreciation on investments	11,167,944
Net Assets	$ 135,971,918
Shares outstanding (unlimited number of shares authorized)	374,243
Net asset value offering and redemption price per share	$ 363.33

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2005

(Unaudited)

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the "Fund") is a Maryland corporation incorporated on June 20, 1967. The Fund's only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund's primary investment objective is long-term capital appreciation. The investment advisor to the Fund is Bruce and Co. (the "Advisor").

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Bruce Fund, Inc. have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.             Portfolio valuation: Market value of investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available also use the evaluated mean price.

2.              Federal income taxes: The Fund's policy is to continue to comply with the requirements of the Internal Revenue code that area applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3.                                               Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December 31, 2005, the cost of investments held was $123,803,558 for both financial reporting and federal income tax purposes. At December 31, 2005, gross unrealized appreciation on investments was $22,349,753 and gross unrealized depreciation on investments was $(11,181,809), for a net appreciation of $11,167,944, for both financial reporting and federal income tax purposes.

NOTE C - PURCHASES AND SALES OF SECURITIES

During the six months ended December 31, 2005, purchases and sales of securities with original maturities of greater than one year were $34,762,434 and $11,604,281 respectively.

NOTE D - RELATED PARTIES

Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2005

(Unaudited)

NOTE D - RELATED PARTIES - continued

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.0%	Up to $20,000,000; plus
0.6%	$20,000,000 to $100,000,000; plus
0.5%	over $100,000,000.

As of December 31, 2005, Robert B. Bruce owned 13,294 shares and R. Jeffrey Bruce owned 1,968 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - ADVISORY CONTRACT APPROVAL

The Board approved and renewed the Investment Advisory Agreement at a meeting held on October 20, 2005 using the following as their basis as transcribed from the minutes: "The independent directors both agreed that best execution efforts were being effectively practiced." "A majority of the directors....included questions on the services provided by Bruce & Co., and the investment performance of the Fund, computed for one, three, five and ten-year periods, as well as back to the inception of the Fund in 1983; Bruce Fund has produced an annualized 14.2% return since inception. The operating expenses have declined from 1.64% in 1999 to 1.03% in 2005."

NOTE F - TAXES

The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies.

NOTE G - DIVIDEND DISTRIBUTION

During December 2004, the Fund announced a dividend from net investment income of $5.19 per share, aggregating $510,278 and a long-term capital gain distribution of $6.48 per share aggregating $637,110. These distributions were payable December 30, 2004 to shareholders of record on December 29, 2004.

During December 2005, the Fund announced a dividend from net investment income of $5.41 per share, aggregating $1,967,890, a short-term capital gain distribution of $1.84, aggregating $670,596 and a long-term capital gain distribution of $2.94 per share aggregating $1,068,991. These distributions were payable December 30, 2005 to shareholders of record on December 29, 2005.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

John R. Nixon

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments. Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE - applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE - applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE - applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant's disclosure controls and procedures as of December 14, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable - File with Annual Report

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bruce Fund, Inc.

By   /s/ Robert B. Bruce

Robert B. Bruce, President

3/3/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Robert B. Bruce

Robert B. Bruce, President

3/3/06

By   /s/ R.Jeffery Bruce

R. Jeffery Bruce

3/3/06